UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Smithwood Advisers, L.P.
           -----------------------------------------------------
Address:   1999 Ave of the Stars,
           Suite 2040
           Los Angeles, CA 90067
           -----------------------------------------------------

Form 13F File Number: 028-11980
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Alexander Rogers
        -------------------------
Title:  Operations Manager
        -------------------------
Phone:  310 286 2929
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Alexander Rogers                 Los Angeles, CA                  8/13/2007
--------------------                 ---------------                  ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-
   -----------   -----------------------------------------
         [Repeat as necessary.]


                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           38
                                         -----------
Form 13F Information Table Value Total:     $494,609
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
AEP Industries                 COM              001031103    21699  482093 Sh       SOLE              482093      0    0
Affordable Residential         COM              008273104     3256  275500 Sh       SOLE              275500      0    0
Communities
American Express               COM              025816109    24472  400000 Sh       SOLE              400000      0    0
Assisted Living Concepts       COM              04544x102    33551 3150300 Sh       SOLE             3150300      0    0
Atlas Air Worldwide            COM              049164205    31857  540500 Sh       SOLE              540500      0    0
Augusta Resource Corp          COM              050912203     5133 1763768 Sh       SOLE             1763768      0    0
Burlington Northern Santa Fe   COM              12189t104     8514  100000 Sh       SOLE              100000      0    0
Cheniere Energy                COM              16411r208    19315  500000 Sh       SOLE              500000      0    0
Conagra Foods                  COM              205887102     6715  250000 Sh       SOLE              250000      0    0
CSX Corp                       COM              126408103    13524  300000 Sh       SOLE              300000      0    0
Dade Behring                   COM              23342j206    11192  210694 Sh       SOLE              210694      0    0
Douglas Emmett Inc             COM              25960p109    19198  776000 Sh       SOLE              776000      0    0
Efunds Corp                    COM              28224r101    14116  400000 Sh       SOLE              400000      0    0
First Data Corp                COM              319963104       52    1600 Sh       SOLE                1600      0    0
Gemstar-TV Guide International COM              36866w106     7380 1500000 Sh       SOLE             1500000      0    0
Geoeye Inc                     COM              37250w108     3924  180557 Sh       SOLE              180557      0    0
Hayes Lemmerz                  COM              420781304     1711 3197257 Sh       SOLE             3197257      0    0
IHOP Corp                      COM              449623107    19644  360900 Sh       SOLE              360900      0    0
Kraft Foods Inc                COM              5075n104     59925 1700000 Sh       SOLE             1700000      0    0
Lyondell Chemical Co           COM              552078107    11136  300000 Sh       SOLE              300000      0    0
Marshall & Ilsley              COM              571834100     3810   80000 Sh       SOLE               80000      0    0
NCI Building Systems           COM              628852105     2467   50000 Sh       SOLE               50000      0    0
NYSE Group Inc.                COM              62949w103     3086   52400 Sh       SOLE               52400      0    0
Nexcen Brands                  COM              653351106    17847 1602100 Sh       SOLE             1602100      0    0
Norfolk Southern Corp          COM              655844108     5257  100000 Sh       SOLE              100000      0    0
Pantry Inc                     COM              698657103     8206  178000 Sh       SOLE              178000      0    0
Post Properties Inc            COM              737464107     9295  178300 Sh       SOLE              178300      0    0
Qualcom Inc                    COM              747525103    34712  800000 Sh       SOLE              800000      0    0
Quanex Corp                    COM              747620102    11211  230200 Sh       SOLE              230200      0    0
Sunrise Senior Living Inc      COM              86768k106    20995  525000 Sh       SOLE              525000      0    0
Synovus Financial              COM              87161c105    30692  999730 Sh       SOLE              999730      0    0
Union Pacific                  COM              907818108    11515  100000 Sh       SOLE              100000      0    0
Vonage Holdings Corp           COM              92886t201    12440 4000000 Sh       SOLE             4000000      0    0
Northwestern w exp 11/01/2007  WTS              668074115     3677  392422 Sh       SOLE              392422      0    0
Allied Capital Corp            OPT              01903q958       70    1000 Sh  PUT  SOLE                1000      0    0
Russell 2000 I-Share           OPT              464287655     1620   10000 Sh  PUT  SOLE               10000      0    0
USANA Health                   OPT              90328m957     1285    1000 Sh  PUT  SOLE                1000      0    0
Kraft Foods Inc                OPT              50075ngg       110    1100 Sh  CALL SOLE                1100      0    0